Statement of Stockholders Equity (USD $)	Common Stock [Member]	Common Stock [Member] Relationshipscoreboard.com Entertainment Inc. [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Relationshipscoreboard.com Entertainment Inc. [Member]	(Deficit) Accumulated During the Development Stage [Member]	(Deficit) Accumulated During the Development Stage [Member] Relationshipscoreboard.com Entertainment Inc. [Member]	Total	Online Disruptive Technologies Inc. [Member]	Relationshipscoreboard.com Entertainment Inc. [Member]
Beginning Balance at Nov. 15, 2009
Shares issued for cash at $0.0001 per share on November 16, 2009 (Shares)	1,000	100
Shares issued for cash at $0.000025 per share on December 5, 2009	$ 400	$ 160		$ 240			$ 400		$ 400
Shares issued for cash at $0.000025 per share on December 5, 2009 (Shares)	15,999,000	1,599,900
Net income (loss) for the period					(1,179)	(1,179)	(1,179)	(3,163)	(1,179)
Ending Balance at Dec. 31, 2009	400	160		240	(1,179)	(1,179)	(779)	(1,163)	(779)
Ending Balance (Shares) at Dec. 31, 2009	16,000,000	1,600,000
Recapitalization - ODT	2,000		6,999				8,999
Recapitalization - ODT (Shares)	2,000,100
Imputed interest from shareholders			3,009				3,009
Net income (loss) for the period					(66,056)		(66,056)
Ending Balance at Dec. 31, 2010	2,400		10,008		(67,235)		(54,827)
Ending Balance (Shares) at Dec. 31, 2010	18,000,100
Shares issued for cash at $0.01 per share on February 24, 2011	6,000		54,000				60,000
Shares issued for cash at $0.01 per share on February 24, 2011 (Shares)	6,000,000
Imputed interest from shareholders			3,270				3,270
Net income (loss) for the period					(38,078)		(38,078)
Ending Balance at Jun. 30, 2011	$ 8,400		$ 67,278		$ (105,313)		$ (29,635)
Ending Balance (Shares) at Jun. 30, 2011	24,000,100